Income Taxes - Classification of deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes [Abstract]
Deferred tax assets	$ 241	$ 292
Deferred tax liabilities	(6)	(26)
Net deferred tax assets	$ 235	$ 266	$ 351